Income Taxes (Details 4) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Aug. 29, 2013	Aug. 30, 2012	Sep. 01, 2011
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Beginning unrecognized tax benefits	$ 77	$ 121	$ 88
Settlements with tax authorities	(8)	(29)	(2)
Decreases related to tax positions taken from prior years	0	(14)	(3)
Foreign currency translation decreases to tax positions		(9)
Foreign currency translation increases to tax positions	4		6
Increases related to tax positions taken during current year	4	6	28
Increases related to tax positions from prior years	0	2	4
Unrecognized tax benefits acquired in current year	1	0	0
Ending unrecognized tax benefits	78	77	121
Unrecognized tax benefits that affect our effective tax rate	63	66	113
Income Tax Examination, Penalties and Interest Accrued [Abstract]
Accrued interest and penalties related to uncertain tax positions	$ 16	$ 12	$ 16